Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023
Cash flows from operating activities:
Net loss	$ (614,405)	$ (1,318,431)
Reconciliation of net loss to net cash used in operating activities:
Depreciation expense	20,052	20,051
Stock compensation	194,846	966,214
Contributed services		18,348
Noncash lease expense	(8,450)	4,631
Operating lease liabilities	7,115	(2,216)
Amortization of note discount	25,367	69,644
Increase (decrease) in cash resulting from changes in operating assets and liabilities
Accounts receivable	(89,281)	12,258
Prepaid expenses	(89,334)	(18,929)
Accounts payable and accrued expenses	108,997	(50,017)
Accrued interest	23,232	44,530
Income taxes payable	112,947	46,572
Net cash used in provided by operating activities	(308,914)	(207,345)
Cash flows from investing activities:
Purchases of fixed assets	(1,278)
Net cash used in investing activities	(1,278)
Cash flows from financing activities:
Proceeds from notes payable to founder	200,000
Proceeds from sale of common stock to founder		100,000
Net cash provided by financing activities	200,000	100,000
Net decrease in cash	(110,192)	(107,345)
Cash and cash equivalents at beginning of the year	180,468	287,813
Cash and cash equivalents at end of the year	70,276	180,468
Non-cash investing and financing activities:
Common stock issued upon conversion of note payable		606,764
Discounts on note payable to founder	35,063	101,221
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for taxes	$ 1,456